PROPERTY, PLANT AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT, NET

	June 30,	December 31,
	2018	2017
Cost of construction in process - extraction facility
Weldona, Colorado extraction facility:
Equipment	$—	$647,947
Jamaica cultivation and extraction facility:
Leasehold improvements - laboratory	75,000	75,000
Leasehold improvements - cultivation	110,699	109,750
	$185,699	$832,697
Extraction facility, laboratory equipment, and office furniture and fixtures
Equipment and machinery at Weldona extraction facility	$1,120,945	—
Golden, Colorado industrial hemp laboratory - equipment	39,944	34,651
Golden, Colorado administrative offices:
Furniture and fixtures	49,282	21,668
Leasehold improvements	191,518	2,000
Transportation equipment	191,704	81,667
Remote laboratory equipment	99,220	99,220
Farm Equipment	247,456	—
	$1,940,069	239,206
Accumulated amortization and depreciation	(191,897)	(39,385)
	$1,748,172	$199,821

The amount of depreciation and amortization expense for the three and six months ended June 30, 2018 is $52,055 and $152,428, respectively. The amount of depreciation and amortization expense for the three and six months ended June 30, 2017 was $3,329 and $12,169, respectively.